Form N-1A Supplement	Apr. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prospectus Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock Corporate Bond ETF (the fund)
Supplement dated December 11, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on December 9-11, 2025, the Board of Trustees of the Trust (the Board) approved a change to the principal investment strategies disclosure for the fund.
Accordingly, effective immediately, the following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus:
The fourth paragraph of the disclosure under “Principal investment strategies” for the fund in the “Fund summary” section of the Prospectus is amended and restated in its entirety as follows:
The fund may invest up to 20% of its net assets in investment-grade bank loans (including loan participations). Direct investments in loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.
Prospectus Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock Mortgage-Backed Securities ETF (the fund)
Supplement dated December 11, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on December 9-11, 2025, the Board of Trustees of the Trust (the Board) approved a change to the principal investment strategies disclosure for the fund.
Accordingly, effective immediately, the following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus:
The fourth paragraph of the disclosure under “Principal investment strategies” for the fund in the “Fund summary” section of the Prospectus is amended and restated in its entirety as follows:
The fund may invest up to 20% of its net assets in non-mortgage-backed securities including other asset-backed securities and collateralized loan obligations (CLOs).

John Hancock Corporate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prospectus Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock Corporate Bond ETF (the fund)
Supplement dated December 11, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on December 9-11, 2025, the Board of Trustees of the Trust (the Board) approved a change to the principal investment strategies disclosure for the fund.
Accordingly, effective immediately, the following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus:
The fourth paragraph of the disclosure under “Principal investment strategies” for the fund in the “Fund summary” section of the Prospectus is amended and restated in its entirety as follows:
The fund may invest up to 20% of its net assets in investment-grade bank loans (including loan participations). Direct investments in loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.

John Hancock Mortgage-Backed Securities ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prospectus Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock Mortgage-Backed Securities ETF (the fund)
Supplement dated December 11, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on December 9-11, 2025, the Board of Trustees of the Trust (the Board) approved a change to the principal investment strategies disclosure for the fund.
Accordingly, effective immediately, the following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus:
The fourth paragraph of the disclosure under “Principal investment strategies” for the fund in the “Fund summary” section of the Prospectus is amended and restated in its entirety as follows:
The fund may invest up to 20% of its net assets in non-mortgage-backed securities including other asset-backed securities and collateralized loan obligations (CLOs).